                        GNA VARIABLE INVESTMENT ACCOUNT

                              Financial Statements

                               December 31, 2000

                  (With Independent Auditors' Report Thereon)

                        GNA VARIABLE INVESTMENT ACCOUNT

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1
Statements of Assets and Liabilities....................................... F-2
Statements of Operations................................................... F-3
Statements of Changes in Net Assets........................................ F-5
Notes to Financial Statements.............................................. F-8

                         Independent Auditors' Report

Contractholders
GNA Variable Investment Account
 and
The Board of Directors
General Electric Capital Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GNA Variable Investment Account (the Account) (comprising the GE Investments Funds, Inc.--Income, Premier Growth Equity, Mid-Cap Value Equity, International Equity, U.S. Equity, and Money Market Funds) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the GNA Variable Investment Account as of December 31, 2000, and the results of their operations and changes in their net assets for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 27, 2001

                        GNA VARIABLE INVESTMENT ACCOUNT

                      Statements of Assets and Liabilities
                               December 31, 2000

                                               GE Investments Funds, Inc.
                          --------------------------------------------------------------------
                                       Premier    Mid-Cap
                                        Growth     Value                     U.S.      Money
                                        Equity     Equity   International   Equity    Market
                          Income Fund    Fund       Fund     Equity Fund     Fund      Fund
                          ----------- ---------- ---------- ------------- ---------- ---------
ASSETS
Investments in GE
 Investments Funds,
 Inc., at fair value:
 Income Fund (1,775,881
  shares, cost
  $24,160,916)..........  $21,292,813        --         --          --           --        --
 Premier Growth Equity
  Fund (278,210 shares,
  cost $20,820,266).....          --  21,889,538        --          --           --        --
 Mid-Cap Value Equity
  Fund (859,677 shares,
  cost $13,266,212).....          --         --  14,021,334         --           --        --
 International Equity
  Fund (1,008,183
  shares, cost
  $13,700,645)..........          --         --         --   10,696,826          --        --
 U. S. Equity Fund
  (827,434 shares, cost
  $28,934,144)..........          --         --         --          --    29,423,536       --
 Money Market Fund
  (4,930,979 shares,
  cost $4,930,979)......          --         --         --          --           --  4,930,979
                          ----------- ---------- ----------  ----------   ---------- ---------
 Total assets...........   21,292,813 21,889,538 14,021,334  10,696,826   29,423,536 4,930,979
                          ----------- ---------- ----------  ----------   ---------- ---------
LIABILITIES
Payable for units
 withdrawn..............          642      2,887      2,109         573        2,624       885
                          ----------- ---------- ----------  ----------   ---------- ---------
 Total liabilities......          642      2,887      2,109         573        2,624       885
                          ----------- ---------- ----------  ----------   ---------- ---------
Net assets..............  $21,292,171 21,886,651 14,019,225  10,696,253   29,420,912 4,930,094
                          =========== ========== ==========  ==========   ========== =========
Analysis of Net Assets:
 Attributable to General
  Electric Capital
  Assurance Company.....  $18,371,903 11,903,261  6,684,524   8,805,259   18,065,442 3,555,664
 Attributable to
  deferred variable
  annuity
  contractholders.......    2,920,268  9,983,390  7,334,701   1,890,994   11,355,470 1,374,430
                          ----------- ---------- ----------  ----------   ---------- ---------
                          $21,292,171 21,886,651 14,019,225  10,696,253   29,420,912 4,930,094
                          =========== ========== ==========  ==========   ========== =========
Outstanding units held
 by contractholders.....      258,889    571,459    551,896     144,682      788,574   121,847
                          =========== ========== ==========  ==========   ========== =========
 Net asset value per
  unit..................  $     11.28      17.47      13.29       13.07        14.40     11.28
                          =========== ========== ==========  ==========   ========== =========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                            Statements of Operations

                                                  GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------
                                      Income Fund                     Premier Growth Equity Fund
                         -------------------------------------- --------------------------------------
                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                         December 31, December 31, December 31, December 31, December 31, December 31,
                             2000         1999         1998         2000         1999         1998
                         ------------ ------------ ------------ ------------ ------------ ------------
Investment income:
 Income--Ordinary
  dividends.............  $1,264,346    1,065,589    2,351,187       27,289      22,498       68,908
 Expenses:
 Mortality and expense
  risk charges and
  administrative
  expenses (note 3).....      47,068       77,964       67,377      161,286     194,543      129,274
                          ----------   ----------   ----------   ----------   ---------    ---------
Net investment income
 (expense)..............   1,217,278      987,625    2,283,810     (133,997)   (172,045)     (60,366)
                          ----------   ----------   ----------   ----------   ---------    ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (93,048)     (81,882)   1,314,687    1,944,637   3,833,269    2,049,328
 Unrealized appreciation
  (depreciation) on
  investments...........     937,762   (1,316,475)  (2,472,562)  (4,483,372)  2,375,104    2,657,926
Capital gain
 distribution...........         --        28,460      409,811    1,290,331     773,974      760,446
                          ----------   ----------   ----------   ----------   ---------    ---------
 Net realized and
  unrealized gain (loss)
  on investments........     844,714   (1,369,897)    (748,064)  (1,248,404)  6,982,347    5,467,700
                          ----------   ----------   ----------   ----------   ---------    ---------
 Increase (decrease) in
  net assets from
  operations............  $2,061,992     (382,272)   1,535,746   (1,382,401)  6,810,302    5,407,334
                          ==========   ==========   ==========   ==========   =========    =========

                                            GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------------
                               Mid-Cap Value Equity Fund              International Equity Fund
                         -------------------------------------- --------------------------------------
                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                         December 31, December 31, December 31, December 31, December 31, December 31,
                             2000         1999         1998         2000         1999         1998
                         ------------ ------------ ------------ ------------ ------------ ------------
Investment income:
 Income--Ordinary
  dividends.............   $127,877      109,159       68,723        54,720      27,799       51,882
 Expenses:
 Mortality and expense
  risk charges and
  administrative
  expenses (note 3).....    106,567      129,863      127,916        29,735      27,331       27,791
                           --------    ---------    ---------    ----------   ---------    ---------
Net investment income
 (expense)..............     21,310      (20,704)     (59,193)       24,985         468       24,091
                           --------    ---------    ---------    ----------   ---------    ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    410,087    1,248,167    1,206,800       341,319   1,894,334      867,620
 Unrealized appreciation
  (depreciation) on
  investments...........     40,262      928,877     (542,115)   (3,551,272)    221,880      151,208
Capital gain
 distribution...........    480,839          --       324,326     1,588,205     748,170      440,888
                           --------    ---------    ---------    ----------   ---------    ---------
 Net realized and
  unrealized gain (loss)
  on investments........    931,188    2,177,044      989,011    (1,621,748)  2,864,384    1,459,716
                           --------    ---------    ---------    ----------   ---------    ---------
 Increase (decrease) in
  net assets from
  operations............   $952,498    2,156,340      929,818    (1,596,763)  2,864,852    1,483,807
                           ========    =========    =========    ==========   =========    =========

                        GNA VARIABLE INVESTMENT ACCOUNT

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------
                                    U.S. Equity Fund                       Money Market Fund
                         --------------------------------------- --------------------------------------
                          Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
                         December 31,  December 31, December 31, December 31, December 31, December 31,
                             2000          1999         1998         2000         1999         1998
                         ------------  ------------ ------------ ------------ ------------ ------------
Investment income:
 Income--Ordinary
  dividends............. $   203,684      178,284      233,750      24,729      239,354      253,615
 Expenses:
 Mortality and expense
  risk charges and
  administrative
  expenses (note 3).....     180,441      225,853      170,197      23,593       33,728       35,594
                         -----------    ---------    ---------      ------      -------      -------
Net investment income
 (expense)..............      23,243      (47,569)      63,553       1,136      205,626      218,021
                         -----------    ---------    ---------      ------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,773,227    2,991,967    2,176,519         --           --           --
 Unrealized appreciation
  (depreciation) on
  investments...........  (3,507,382)     828,272    2,615,198         --           --           --
Capital gain
 distribution...........   1,373,985    1,560,856      509,664         --           --           --
                         -----------    ---------    ---------      ------      -------      -------
 Net realized and
  unrealized gain (loss)
  on investments........    (360,170)   5,381,095    5,301,381         --           --           --
                         -----------    ---------    ---------      ------      -------      -------
 Increase (decrease) in
  net assets from
  operations............ $  (336,927)   5,333,526    5,364,934       1,136      205,626      218,021
                         ===========    =========    =========      ======      =======      =======

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      Statements of Changes in Net Assets

                                                   GE Investments Funds, Inc.
                          ------------------------------------------------------------------------------
                                       Income Fund                      Premier Growth Equity Fund
                          --------------------------------------- --------------------------------------
                           Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31,  December 31, December 31, December 31, December 31, December 31,
                              2000          1999         1998         2000         1999         1998
                          ------------  ------------ ------------ ------------ ------------ ------------
Increase in net assets
From operations:
 Net investment income
  (expense).............  $ 1,217,278       987,625    2,283,810     (133,997)    (172,045)     (60,366)
 Net realized gain
  (loss)................      (93,048)      (81,882)   1,314,687    1,944,637    3,833,269    2,049,328
 Unrealized appreciation
  (depreciation) on
  investments...........      937,762    (1,316,475)  (2,472,562)  (4,483,372)   2,375,104    2,657,926
 Capital gain
  distribution..........          --         28,460      409,811    1,290,331      773,974      760,446
                          -----------    ----------   ----------   ----------   ----------   ----------
 Increase (decrease) in
  net assets from
  operations............    2,061,992      (382,272)   1,535,746   (1,382,401)   6,810,302    5,407,334
                          -----------    ----------   ----------   ----------   ----------   ----------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital Assurance
  Company...............       47,007        77,962       67,401      (54,916)     295,079      129,456
 Net contract purchase
  payments..............        3,168         4,029       45,225      110,129       99,070      107,326
Transfers to the general
 account of General
 Electric Capital
 Assurance Company:
 Surrender Benefits.....   (1,056,748)     (678,640)    (500,898)  (2,533,314)    (948,351)    (424,894)
 Certificate maintenance
  charges...............         (642)         (743)      (1,119)      (2,887)      (3,360)      (3,985)
Transfers from (to) the
 Fixed Guarantee Period
 Account (note 1).......      (89,262)       63,060     (252,919)     357,879     (164,240)    (229,573)
 Interfund transfers....      (42,066)     (216,987)     105,581     (403,860)    (170,409)  (1,353,201)
                          -----------    ----------   ----------   ----------   ----------   ----------
 Increase (decrease) in
  net assets from
  capital transactions..   (1,138,543)     (751,319)    (536,729)  (2,526,969)    (892,211)  (1,774,871)
                          -----------    ----------   ----------   ----------   ----------   ----------
 Increase (decrease) in
  net assets............      923,449    (1,133,591)     999,017   (3,909,370)   5,918,091    3,632,463
Net assets at beginning
 of period..............   20,368,722    21,502,313   20,503,296   25,796,021   19,877,930   16,245,467
                          -----------    ----------   ----------   ----------   ----------   ----------
Net assets at end of
 period.................  $21,292,171    20,368,722   21,502,313   21,886,651   25,796,021   19,877,930
                          ===========    ==========   ==========   ==========   ==========   ==========

                        GNA VARIABLE INVESTMENT ACCOUNT

                                             GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                                Mid-Cap Value Equity Fund               International Equity Fund
                          --------------------------------------- --------------------------------------
                           Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31,  December 31, December 31, December 31, December 31, December 31,
                              2000          1999         1998         2000         1999         1998
                          ------------  ------------ ------------ ------------ ------------ ------------
Increase in net assets
From operations:
 Net investment income
  (expense).............  $    21,310       (20,704)     (59,193)      24,985          468      24,091
 Net realized gain
  (loss)................      410,087     1,248,167    1,206,800      341,319    1,894,334     867,620
 Unrealized appreciation
  (depreciation) on
  investments...........       40,262       928,877     (542,115)  (3,551,272)     221,880     151,208
 Capital gain
  distribution..........      480,839           --       324,326    1,588,205      748,170     440,888
                          -----------    ----------   ----------   ----------   ----------   ---------
 Increase (decrease) in
  net assets from
  operations............      952,498     2,156,340      929,818   (1,596,763)   2,864,852   1,483,807
                          -----------    ----------   ----------   ----------   ----------   ---------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital Assurance
  Company...............      106,538       205,906      129,504      (16,765)     (39,025)     27,943
 Net contract purchase
  payments..............      133,435        16,478       53,453       27,231       11,241      28,976
Transfers to the general
 account of General
 Electric Capital
 Assurance Company:
 Surrender Benefits.....   (1,584,822)     (891,503)    (562,195)    (251,353)    (147,344)   (261,740)
 Certificate maintenance
  charges...............       (2,109)       (2,452)      (3,006)        (573)        (669)       (833)
Transfers from (to) the
 Fixed Guarantee Period
 Account (note 1).......     (127,068)     (118,006)    (151,878)      10,822       (6,222)    (28,938)
 Interfund transfers....     (112,087)     (394,326)  (1,412,184)     270,024      (84,939)   (293,109)
                          -----------    ----------   ----------   ----------   ----------   ---------
 Increase (decrease) in
  net assets from
  capital transactions..   (1,586,113)   (1,183,903)  (1,946,306)      39,386     (266,958)   (527,701)
                          -----------    ----------   ----------   ----------   ----------   ---------
 Increase (decrease) in
  net assets............     (633,615)      972,437   (1,016,488)  (1,557,377)   2,597,894     956,106
Net assets at beginning
 of period..............   14,652,840    13,680,403   14,696,891   12,253,630    9,655,736   8,699,630
                          -----------    ----------   ----------   ----------   ----------   ---------
Net assets at end of
 period.................  $14,019,225    14,652,840   13,680,403   10,696,253   12,253,630   9,655,736
                          ===========    ==========   ==========   ==========   ==========   =========

                        GNA VARIABLE INVESTMENT ACCOUNT

                                             GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                                     U.S. Equity Fund                       Money Market Fund
                          --------------------------------------- --------------------------------------
                           Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31,  December 31, December 31, December 31, December 31, December 31,
                              2000          1999         1998         2000         1999         1998
                          ------------  ------------ ------------ ------------ ------------ ------------
Increase in net assets
From operations:
 Net investment income
  (expense).............  $    23,243       (47,569)      63,553        1,136     205,626       218,021
 Net realized gain
  (loss)................    1,773,227     2,991,967    2,176,519          --          --            --
 Unrealized appreciation
  (depreciation) on
  investments...........   (3,507,382)      828,272    2,615,198          --          --            --
 Capital gain
  distribution..........    1,373,985     1,560,856      509,664          --          --            --
                          -----------    ----------   ----------   ----------   ---------    ----------
 Increase (decrease) in
  net assets from
  operations............     (336,927)    5,333,526    5,364,934        1,136     205,626       218,021
                          -----------    ----------   ----------   ----------   ---------    ----------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital Assurance
  Company...............     (519,910)      561,944      170,255      306,879      33,528        41,821
 Net contract purchase
  payments..............       21,089        78,795      200,374        4,578       7,452        20,139
Transfers to the general
 account of General
 Electric Capital
 Assurance Company:
 Surrender Benefits.....   (2,439,329)   (1,313,010)    (613,113)  (2,194,688)   (976,067)   (2,370,648)
 Certificate maintenance
  charges...............       (2,624)       (3,056)      (3,746)        (885)     (1,019)       (1,098)
Transfers from (to) the
 Fixed Guarantee Period
 Account (note 1).......     (205,870)     (577,187)    (132,959)   1,284,113     148,230      (230,400)
 Interfund transfers....      (81,812)       17,344      (28,884)     369,801     849,317     2,981,797
                          -----------    ----------   ----------   ----------   ---------    ----------
 Increase (decrease) in
  net assets from
  capital transactions..   (3,228,456)   (1,235,170)    (408,073)    (230,202)     61,441       441,611
                          -----------    ----------   ----------   ----------   ---------    ----------
 Increase (decrease) in
  net assets............   (3,565,383)    4,098,356    4,956,861     (229,066)    267,067       659,632
Net assets at beginning
 of period..............   32,986,295    28,887,939   23,931,078    5,159,160   4,892,093     4,232,461
                          -----------    ----------   ----------   ----------   ---------    ----------
Net assets at end of
 period.................  $29,420,912    32,986,295   28,887,939    4,930,094   5,159,160     4,892,093
                          ===========    ==========   ==========   ==========   =========    ==========

                  See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         Notes to Financial Statements
                               December 31, 2000

(1) Description of Entity

   GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation
(GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, General Electric Capital Corporation (GECC) and General Electric Company (GE Company). The merger had no impact on net assets or unit values of the Account.

   The Account holds certain benefits for group deferred variable annuity policies issued by GNA. No new contracts are issued in the Account; however, existing contractholders can continue to add premiums to the Account.

   In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

   Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GECA. The net assets related to deferred variable annuity policies are the property of GECA and cannot be used to settle liabilities arising out of any other business of GECA.

(2) Summary of Significant Accounting Policies

 (a) Investments

   Investments in shares of the portfolios are recorded at their net asset value. The net asset value is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on an average-cost basis. Dividend income is recorded on the ex-dividend date.

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the years ended December 31, 2000:

                                                                 2000
                                                        -----------------------
                                                          Cost of    Proceeds
                                                          shares    from shares
                                                         acquired      sold
                                                        ----------- -----------
GE Investments Funds, Inc.:
 Income Fund........................................... $ 1,409,549 $ 1,330,172
 Premier Growth Equity Fund............................  27,499,860  28,867,608
 Mid-Cap Value Equity Fund.............................   7,468,608   8,550,463
 International Equity Fund.............................  12,297,887  10,644,738
 U.S. Equity Fund......................................  58,236,448  60,065,052
 Money Market Fund.....................................   2,117,940   2,346,121

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 2000

 (b) Unit Activity

   The increase (decrease) in outstanding units from capital transactions for the years ended December 31, 2000, 1999 and 1998 are as follows:

(2) Summary of Significant Accounting Policies -- Continued


                                          GE Investment Funds, Inc.
                         ---------------------------------------------------------------
                                   Premier   Mid-Cap   International             Money
                          Income    Growth    Value       Equity       U.S.      Market
                           Fund     Equity    Equity       Fund       Equity      Fund
                         --------  --------  --------  ------------- ---------  --------
Units outstanding,
 12/31/1997.............  508,249   943,827   991,032     206,295    1,156,869   128,751
Units purchased.........   71,462   172,206   163,497      60,655      124,349   511,772
Units redeemed.......... (130,434) (336,153) (347,927)   (107,212)    (175,739) (471,310)
                         --------  --------  --------    --------    ---------  --------
Units outstanding,
 12/31/1998.............  449,277   779,880   806,602     159,738    1,105,479   169,213
Units purchased.........   30,218    54,769    44,081      17,657       35,580   137,012
Units redeemed.......... (109,551) (129,633) (160,831)    (35,311)    (167,314) (134,507)
                         --------  --------  --------    --------    ---------  --------
Units outstanding,
 12/31/1999.............  369,944   705,016   689,852     142,084      973,745   171,718
Units purchased.........    9,198    33,548    26,157      15,047       21,653   165,871
Units redeemed.......... (120,253) (167,105) (164,113)    (12,449)    (206,824) (215,742)
                         --------  --------  --------    --------    ---------  --------
Units outstanding,
 12/31/2000.............  258,889   571,459   551,896     144,682      788,574   121,847
                         ========  ========  ========    ========    =========  ========

 (c) Distributions

   The net investment income (loss) and realized capital gains of the Account are retained and reinvested within the Account.

 (d) Federal Income Taxes

   The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

 (e) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions and Contract Charges

   Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. Withdrawals charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

   Each year GECA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GECA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GECA assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 2000


(3) Related Party Transactions and Contract Charges  -- Continued

   Units are not assigned to purchases made by GECA and no contract charges are assessed against GECA's net assets.

   GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of General Electric Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds,
 .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund.